QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data [Abstract]
Net sales	$ 3,750	$ 3,629	$ 3,289	$ 3,670	$ 3,746	$ 3,901	$ 3,910	$ 3,879	$ 14,338	$ 15,436	$ 16,378
Cost of sales	2,474	2,417	2,298	2,319	2,439	2,523	2,471	2,609	9,508	10,026	11,123
Amortization of intangibles	169	172	177	178	172	172	177	180	696	701	733
Restructuring, Settlement and Impairment Provisions	45	378	24	398	19	74	41	18	845	152	97
Integration and separation costs	16	22	16	123	139	178	337	603	177	1,257	1,845
Goodwill impairment charges	0	183	2,498	533	0	0	242	0	3,214	242	0
Loss from continuing operations, net of tax	447	86	(2,389)	(550)	128	222	(281)	(193)	(2,406)	(124)	(185)
(Loss) Income from discontinued operations, net of tax	(217)	(158)	(82)	(60)	60	155	(256)	765	517	724	4,185
Net (loss) income	230	(72)	(2,471)	(610)	188	377	(537)	572	(2,923)	600	4,000
Net (loss) income available for DuPont common stockholders	$ 222	$ (79)	$ (2,478)	$ (616)	$ 176	$ 372	$ (571)	$ 521	$ (2,951)	$ 498	$ 3,845
(Loss) Earnings per common share from continuing operations - basic	$ 0.60	$ 0.11	$ (3.26)	$ (0.75)	$ 0.16	$ 0.29	$ (0.39)	$ (0.26)	$ (3.31)	$ (0.21)	$ (0.31)
(Loss) Earnings per common share from discontinued operations - basic	(0.30)	(0.22)	(0.11)	(0.08)	0.08	0.21	(0.38)	0.96	(0.70)	0.87	5.31
(Loss) Earnings per common share from continuing operations - diluted	0.60	0.11	(3.26)	(0.75)	0.16	0.29	(0.39)	(0.26)	(3.31)	(0.21)	(0.31)
(Loss) Earnings per common share from discontinued operations - diluted	(0.30)	(0.21)	(0.11)	(0.08)	0.08	0.21	(0.38)	0.96	(0.70)	0.87	5.31
Common Stock, Dividends, Per Share, Declared	$ 0.30	$ 0	$ 0.60	$ 0.30	$ 0.30	$ 0	$ 0.30	$ 1.56	$ 1.20	$ 2.16	$ 4.56